Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

August 3, 2015

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 351 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 404 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on July 27, 2015.

If you have any questions or would like further information, please call me at (617) 210-3682.

Sincerely,

  /s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Advantage Intrinsic Small Cap Value Fund
Wells Fargo Advantage Small Cap Opportunities Fund
Wells Fargo Advantage Small Cap Value Fund
Wells Fargo Advantage Small/Mid Cap Value Fund
Wells Fargo Advantage Special Small Cap Value Fund
Wells Fargo Advantage Traditional Small Cap Growth Fund